Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Property, Plant and Equipment and Accumulated Depreciation

Property, plant and equipment and accumulated depreciation were as follows (dollars in thousands):

	September 30, 2014	December 31, 2013
Property, plant and equipment
Buildings	$28,154	$14,828
Software and capitalized software costs	7,635	5,578
Computer equipment	6,613	4,832
Rental clocks	6,111	4,865
Furniture, fixtures and equipment	4,073	3,189
Vehicles	421	421
Leasehold improvements	159	135

	53,166	33,848
Less: accumulated depreciation	(15,517)	(11,540)

	37,649	22,308
Land	8,993	8,993
Construction in process	—	7,370

Property, plant and equipment, net	$46,642	$38,671

Property, plant and equipment and accumulated depreciation were as follows (dollars in thousands):

	December 31,
	2013	2012
Property, plant and equipment
Furniture, fixtures and equipment	$3,189	$2,887
Computer equipment	4,832	3,498
Software and capitalized software costs	5,578	3,588
Rental clocks	4,865	3,480
Vehicles	421	468
Buildings	14,828	14,828
Leasehold improvements	135	135

	33,848	28,884
Less: accumulated depreciation	(11,540)	(8,015)

	22,308	20,869
Land	8,993	4,205
Construction in process	7,370	65

Property, plant and equipment, net	$38,671	$25,139